Goodwill (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Goodwill	€ 38,115	€ 69,323
Gross
Goodwill
Goodwill	69,323	69,323
Impairment
Goodwill
Goodwill	(31,208)
Lanvin
Goodwill
Goodwill	14,723	45,931
Lanvin | Gross
Goodwill
Goodwill	45,931	45,931
Lanvin | Impairment
Goodwill
Goodwill	(31,208)
Wolford
Goodwill
Goodwill	11,701	11,701
Wolford | Gross
Goodwill
Goodwill	11,701	11,701
St. John
Goodwill
Goodwill	11,691	11,691
St. John | Gross
Goodwill
Goodwill	€ 11,691	€ 11,691